SUBSEQUENT EVENTS (Details) - Ordinary shares Class A - shares	Jan. 08, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
Number of shares per American depositary share		2
Subsequent Event [Member]
SUBSEQUENT EVENTS
Number of shares per American depositary share	20